Note 11	12 Months Ended
Dec. 31, 2024
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	2024	2023	2022
Equity instruments	7.2.2	9,782	7,963	6,511
Debt securities	7.2.2	407	484	129
Loans and advances	7.2.2	358	290	247
Total	8.1	10,546	8,737	6,888

The equity instruments included in this heading mainly comprised financial assets related to the insurance activity of the BBVA Group, including investments associated with life insurance products where the investment risk is assumed by the policyholder, such as the Unit-link products.